ING Life Insurance and Annuity Company
and its

Variable Annuity Account B

Individual Nonqualified Variable Annuity

Supplement dated May 1, 2009 to the Contract Prospectus
dated May 1, 2009, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current variable annuity Contract Prospectus for future reference.

Appendix III is deleted in its entirety and replaced with the following:

X.75998-09	May 2009

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2008, the "Value at beginning of period" shown is the value at first date of investment.

TABLE I
FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Value at end of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Number of accumulation units outstanding at end of period	381,493	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Value at end of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Number of accumulation units outstanding at end of period	218,532	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	172,394	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786
Value at end of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419
Number of accumulation units outstanding at end of period	102,748	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	87,832	94,120	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.67
Value at end of period	$6.27	$10.40
Number of accumulation units outstanding at end of period	168,583	207,180
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Value at end of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Number of accumulation units outstanding at end of period	165,318	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$10.01
Value at end of period	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	567,230	768,015	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.88
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	208,418	279,773	212,296	235,801

CFI 1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.93
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	477,757	612,088	691,090	810,723
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	102,326	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Value at end of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Number of accumulation units outstanding at end of period	97,407	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Value at end of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Number of accumulation units outstanding at end of period	181,081	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	1,238
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.98
Value at end of period	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	413,810	523,595	608,591	666,187
ING VP BALANCED PORTFOLIO
Value at beginning of period	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929
Value at end of period	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603
Number of accumulation units outstanding at end of period	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907
Value at end of period	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883
Number of accumulation units outstanding at end of period	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$11.60	$10.86	$9.92
Value at end of period	$6.44	$11.60	$10.86
Number of accumulation units outstanding at end of period	11,142	32,902	4,148
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27
Value at end of period	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988
Number of accumulation units outstanding at end of period	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Value at end of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Number of accumulation units outstanding at end of period	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064
Value at end of period	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875
Number of accumulation units outstanding at end of period	41,708	52,539	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343

CFI 2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855
Value at end of period	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905
Number of accumulation units outstanding at end of period	39,243	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095
Value at end of period	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431
Number of accumulation units outstanding at end of period	37,418	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324

TABLE II
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Value at end of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Number of accumulation units outstanding at end of period	12,125	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Value at end of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Number of accumulation units outstanding at end of period	22,407	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	3,860	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	47	18,290	17,029	23,281	2,467	680
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.41	$10.67
Value at end of period	$6.28	$10.41
Number of accumulation units outstanding at end of period	12,302	13,169
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Value at end of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Number of accumulation units outstanding at end of period	6,491	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$9.72
Value at end of period	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	18,704	20,539	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.89
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	32,501	4,627	10,508	11,136
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.48
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	17,418	17,064	20,517	27,390

CFI 3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	5,446	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	8,167
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Value at end of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Number of accumulation units outstanding at end of period	3,715	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Value at end of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Number of accumulation units outstanding at end of period	74,615	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.81
Value at end of period	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	6,325	10,552	18,613	22,007
ING VP BALANCED PORTFOLIO
Value at beginning of period	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015
Value at end of period	$21.88	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762
Number of accumulation units outstanding at end of period	107,148	118,074	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005
Value at end of period	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069
Number of accumulation units outstanding at end of period	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304
Value at end of period	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042
Number of accumulation units outstanding at end of period	110,037	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Value at end of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Number of accumulation units outstanding at end of period	81,227	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141
Value at end of period	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497
Number of accumulation units outstanding at end of period	5,339	5,341	5,340	5,339	23,796	20,520	22,791			0
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942
Value at end of period	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066
Number of accumulation units outstanding at end of period	9,861	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179
Value at end of period	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579
Number of accumulation units outstanding at end of period	2,679	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939

CFI 4

Condensed Financial Information (continued)

		TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	43,318	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,510	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	6,271	7,686	7,070	6,566	6,279	1,756
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	865	586	578	311	223	223
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.67
Value at end of period	$6.31	$10.43
Number of accumulation units outstanding at end of period	888	888
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.02	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	201	550	1,079	723	1,505	5,591
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.41	$13.65	$11.68	$10.02
Value at end of period	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	27,487	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.61	$10.78	$10.03	$9.91
Value at end of period	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	9,583	11,365	11,291	15,502
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.23	$14.29
Value at end of period	$8.99	$16.23
Number of accumulation units outstanding at end of period	913	913
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.50	$12.02	$11.12	$9.93
Value at end of period	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,316	1,834	4,473	5,717

CFI 5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	8,699	34,631	7,393	7,203	4,347	3,154
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	2,857
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287	287	287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.35	$16.25
Value at end of period	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	585
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.27	$11.96	$10.71	$10.00
Value at end of period	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	17,039	8,513	8,390	8,585
ING VP BALANCED PORTFOLIO
Value at beginning of period	$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	0	82,646	93,249	91,215	12	12
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.66	$12.14
Value at end of period	$6.49	$11.66
Number of accumulation units outstanding at end of period	777	777
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,166	5,124	4,483	3,884	6,479	4,656
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.26	$11.07	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	19,892	24,749	68,143	9,105	0	3,292
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.42
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	4,516
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.90	$14.26	$12.95	$12.72
Value at end of period	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,933	3,581	3,282	2,925

CFI 6

As filed with the Securities and Exchange	Registration No. 033-75998
Commission on April 30, 2009	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 26 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2009 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Nonqualified Deferred Fixed and Variable
Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2009 as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment
No. 26 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2009 and declared effective on May 1, 2009

A supplement dated May 1, 2009 to the Prospectus and Statement of Additional Information is
included in Parts A and B of this Post-Effective Amendment No. 26.

VARIABLE ANNUITY ACCOUNT B
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2008
		-	Statements of Operations for the year ended December 31, 2008
		-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2008, 2007 and 2006
		-	Consolidated Balance Sheets as of December 31, 2008 and 2007
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2008, 2007 and 2006
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account B •Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement •Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC •Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
33-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (IA-CDA-IA) •Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on July 29, 1997.
	(4.2)	Variable Annuity Contract (I-CDA-HD) •Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
	(4.3)	Variable Annuity Contract (I-CDA-HD(XC)) •Incorporated by reference to Post-

Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 033-
75998), as filed on April 12, 2002.
(4.4)	Endorsement (EIGET-IC(R)) to Contracts IA-CDA-IA and I-CDA-HD (NQ Modals)
•Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.
(4.5)	Endorsement EGET(99) to Contracts IA-CDA-IA, I-CDA-HD and I-CDA-HD(XC) •
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(4.6)	Endorsement ENQSWO-IC to Contract IA-CDA-IA •Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(4.7)	Endorsement EIAMSF-IC to Contract IA-CDA-IA •Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(4.8)	Endorsement EGET-IC(SPD-R) to Contracts I-CDA-HD and IA-CDA-IA (NQ Single
Premiums) •Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(4.9)	Endorsement EGET-HG to Contract I-CDA-HD • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.10)	Endorsement EIEP-HG to Contract I-CDA-HD •Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.11)	Endorsement EIM-CVTDTP-HI to Contract I-CDA-HD •Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(4.12)	Endorsement EIMSF-HI to Contract I-CDA-HD (Single Premiums) •Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 033-75988), as filed on April 10, 2003.
(4.13)	Endorsement EISFSM-HI to Contract I-CDA-HD (Modals) •Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 033-75988), as filed on April 10, 2003.
(4.14)	Endorsement EIS25-IA to Contract I-CDA-HD (Single Pays) •Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 033-75988), as filed on April 10, 2003.
(4.15)	Endorsement EIM25-IA to Contract I-CDA-HD • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.16)	Endorsement EDRA-HD to Contract I-CDA-HD •Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(4.17)	Endorsement ESFPPS-HD to I-CDA-HD(XC)(NU) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.

033-75998), as filed on April 12, 2002.
(4.18)	Endorsement EIMCVT-HI(XC) to I-CDA-HD(XC)(NU) •Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.19)	Endorsements (re name change) ENMCHG (05/02) and ENMCHGI (05/02 to
Contracts I-CDA-HD, IA-CDA-IA and I-CDA-HD(XC) •Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(4.20)	Endorsement EIM25-IA(XC) to Contract I-CDA-HD(XC) •Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.21)	Endorsement EIGF-IC(NY) to Contract I-CDA-HD(XC) •Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.22)	Endorsement EIMSF-HI to Contract I-CDA-HD(XC) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.23)	Endorsement EGF-IC(SPD-NY) to Contract I-CDA-HD(XC) •Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4
(File No. 033-75998), as filed on April 12, 2002.
(4.24)	Endorsement EIS25-IA(XC) to Contract I-CDA-HD(XC) •Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.25)	Endorsement ENQFD-IC to Contract I-CDA-HD(XC) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.26)	Endorsement EDRAH-I to Contract I-CDA-HD(XC) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.27)	Endorsement EGISA-IA to Contract I-CDA-HD(XC) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(4.28)	Endorsement EVP-IC to Contracts I-CDA-HD(XC), I-CDA-HD and
IA-CDA-IA •Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 033-75998), as filed on April 12, 2002.
(4.29)	Endorsement PRFMHEG to Contract I-CDA-HD(XC) •Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
033-75998), as filed on April 12, 2002.
(5)	Variable Annuity Contract Application (713.00.1(C)) •Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No.
033-75998), as filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and

Annuity Company) •Incorporated by reference to ING Life Insurance and Annuity
Company annual report on Form 10-K (File No. 033-23376), as filed on March 31,
2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 •Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation •Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.2)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.3)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation •Incorporated by reference to Post-Effective Amendment
No. 16 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
February 9, 1998.
(8.4)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation •Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.5)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February 1,
1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997
and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation •Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.

(8.6)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund and Fidelity
Distributors Corporation •Incorporated by reference to Pre-Effective Amendment No.
46 to Registration Statement on Form N-4A (File No. 333-01107), as filed on February
15, 2008.
(8.7)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation •Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 11, 1997.
(8.8)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation
•Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on September 29, 1997.
(8.9)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation •Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as filed on
February 24, 1998.
(8.10)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation •Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.11)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation •Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(8.12)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund II and
Fidelity Distributors Corporation •Incorporated by reference to Pre-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.13)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation •Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation •Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.
(8.16)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 •Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.17)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 •Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. •Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.19)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. •Incorporated by reference to Post-Effective Amendment No.

54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.20)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. •Incorporated by reference to Post Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November
21, 2006.
(8.21)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC •Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.22)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 •Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.23)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.24)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003 •Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.25)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,
May 1, 2003 and November 1, 2004 •Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as
filed on April 11, 2006.
(8.26)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 •Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.27)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,

May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •Incorporated
by reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.28)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7,
2005 •Incorporated by reference to Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.
(8.29)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
•Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.30)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001
•Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.31)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 •Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.32)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 •
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
134760), as filed on June 6, 2006.
(8.33)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and
November 1, 2004 •Incorporated by reference to Post Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.34)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 •Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.35)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 •Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.36)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. •Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.37)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. •Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.38)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. •Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.39)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. •Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.40)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced

VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. •Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.41)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. •Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 13, 2001.
(8.42)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.43)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series •Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.44)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.45)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income

Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series •Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.46)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series •Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 4, 2000.
(8.47)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.48)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney •Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75998), as filed on April 28,
2009.
(13.2)	Authorizations for Signatures •Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President

Brian K. Haendiges[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
James B. Kauffmann[3]	Vice President, Investments
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gilbert E. Mathis[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments

Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary

Joy M. Benner[8]	Secretary
Edward Attarian[5]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post Effective Amendment No. 26 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
as filed with the Securities and Exchange Commission on April 7, 2009 (File Nos. 033-57244,
811-04208).

Item 27. Number of Contract Owners

As of February 27, 2009, there were 59,609 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-

775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate

Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President

J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President

Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Libby J. Soong[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$2,501,353.46
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2008.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75998) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 30th day of April, 2009.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Richard T. Mason*
Richard T. Mason
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 30, 2009
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm